Net income (loss) per share	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Net income (loss) per share	Net income (loss) per share
Basic and diluted net income per share for the three and nine months ended September 30 are calculated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Net income (loss) attributable to common shareholders	4,047	10,274	$(382)	$5,418

Basic weighted average number of common shares outstanding	32,474,975	33,044,250	32,907,374	33,024,887
Stock options	730,652	815,863	—	850,888
DSUs	113,272	84,254	—	68,749
RSUs	194,202	125,321	—	88,142
Diluted weighted average number of common shares outstanding	33,513,101	34,069,688	32,907,374	34,032,666

Basic net income (loss) per common share	$0.12	$0.31	$(0.01)	$0.16
Diluted net income (loss) per common share	$0.12	$0.30	$(0.01)	$0.16
For the three and nine months ended September 30, 2023, there were 87,867 and all share options and units, respectively, (three and nine months ended September 30, 2022 – nil and 15,991 shares, respectively) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.